Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

6. SHARE-BASED COMPENSATION

Stock Option Plan

The Company adopted the Vycor Medical, Inc. Employee, Director, and Consultant Stock Plan (the “Plan”) as of February 13, 2008. The Plan provides for both incentive stock options and nonqualified stock options to be granted to employees, officers, consultants, independent contractors, directors and affiliates of the Company. The board of directors establishes the terms and conditions of all stock option grants, subject to the Plan and applicable provisions of the Internal Revenue Code. Incentive stock options must be granted at an exercise price not less than the fair market value of the common stock on the grant date. The options granted to participants owning more than 10% of the Company’s outstanding voting stock must be granted at an exercise price not less than 110% of the fair market value of the common stock on the grant date. The options expire on the date determined by the board of directors, but may not extend mare than 10 years from the grant date, while incentive stock options granted to participants owning more than 10% of the Company’s outstanding voting stock expire five years from the grant date. The vesting period for employees is generally over three years. The vesting Period for non-employees is determined based on the services being provided. The maximum number of shares of stock which may be delivered under the plan shall automatically increase by a number sufficient to cause the number of shares covered by the plan to equal 10% of the total number of shares of stock then outstanding on a fully diluted basis.

Under ASC Topic 718, the Company estimates the fair value of option awards on the date of grant using an option pricing model. The grant date fair value is recognized over the option vesting period, the period during which an employee is required to provide service in exchange for the award. No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Under these standards, compensation cost for employee cost for employee stock-based awards is based on the estimated grant-date fair value and recognized over the vesting period of the applicable award on a straight-line basis. For the period ended June 30, 2015 and 2014, the Company recognized share-based compensation of $25,011 and $0, respectively, for employee stock options.

Stock appreciation rights may be granted either on a stand alone basis or in conjunction with all or part of any other stock options granted under the plan. As of June 30, 2015 there were no awards of any stock appreciation rights.

Non-Employee Stock Compensation

		6 months ended
		June 30, 2015
Name	Description	$ in period
Steven Girgenti	5,377 shares issued for services rendered to the board of directors	$10,000

Oscar Bronsther	6,085 shares issued for services rendered to the board of directors	$10,000

Lowell Rush	6,085 shares issued for services rendered to the board of directors	$10,000

Alvaro Pascual-Leone	1,844 shares issued for services rendered to the Scientific Advisory Board	$3,125

Jason Barton	1,901 shares issued for services rendered to the Scientific Advisory Board	$3,125

Jose Romano	1,901 shares issued for services rendered to the Scientific Advisory Board	$3,125

Josef Zihl	3,687 shares issued for services rendered to the Scientific Advisory Board	$6,250

Fountainhead Capital Mgmt	16,485 shares issued in accordance with the terms of the consulting agreement	$30,000

Acorn Management Partners	18,519 shares issued in relation to an investor advisory agreement	$33,333

Gordon Holmes	100,000 warrants issued in relation to investor advisory agreement	$4,492

Total Compensation		$113,450

Totals and Fair Values

Aggregate stock-based compensation expense charged to operations for stock and warrants granted to the employees and non-employees for the three and six months ended June 30, 2015 was $50,310 and $138,460. As of June 30, 2015, there was $0 of total unrecognized compensation costs related to warrant and stock awards and non-vested options.

Stock-based compensation expenses related to common stock, options and warrants granted to employees and non-employees are recognized as the services are received or the stock, options and warrants are earned. The common stock, options or warrants meet the criteria for equity treatment and their fair is estimated at the grant date. Expense related to common stock is recognized on a straight-line basis over the period during which services are to be received; expense related to options and warrants is recognized on a straight-line basis over the shorter of the period during which services are to be received or the life of the option or warrant. The fair value of the common stock is determined by the then-prevailing share price. The grant date fair value of the options and warrants is estimated using the Black-Scholes option pricing model on the basis of the fair value of the underlying common stock on the measurement date, using the assumptions noted in the table below. Expected volatility is based on the historical volatility of a peer group of publicly traded companies.

The following assumptions were used in calculations of the Black-Scholes option pricing model for the six months ended June 30, 2015 and 2014:

	Six months ended June 30,
	2015	2014
Risk-free interest rates	1.07%	0.78%
Expected life	3 years	3 years
Expected dividends	0%	0%
Expected volatility	101%	75%
Vycor Common Stock fair value	$2.00	$2.05

8. SHARE-BASED COMPENSATION

The Company recognizes the cost of all share-based payments under the relevant authoritative accounting guidance. Share-based payments include any remuneration paid by the Company in shares of the Company’s common stock or financial instruments that grant the recipient the right to acquire shares of the Company’s common stock. For share-based payments to employees, which consist only of awards made under the stock option plan described below, the Company accounts for the payments in accordance with the provisions of ASC Topic 718, “Stock Compensation” (formerly referred to as SFAS No. 123(R)). Share-based payments to consultants, service providers and other non-employees are accounted for under in accordance with ASC Topic 718, ASC Topic 505, “Equity Payments to Non-Employees” or other applicable authoritative guidance.

Stock Option Plan
The Company adopted the Vycor Medical, Inc. Employee, Director, and Consultant Stock Plan (the “Plan”) as of February 13, 2008. The Plan provides for both incentive stock options and nonqualified stock options to be granted to employees, officers, consultants, independent contractors, directors and affiliates of the Company. The board of directors establishes the terms and conditions of all stock option grants, subject to the Plan and applicable provisions of the Internal Revenue Code. Incentive stock options must be granted at an exercise price not less than the fair market value of the common stock on the grant date. The options granted to participants owning more than 10% of the Company’s outstanding voting stock must be granted at an exercise price not less than 110% of the fair market value of the common stock on the grant date. The options expire on the date determined by the board of directors, but may not extend mare than 10 years from the grant date, while incentive stock options granted to participants owning more than 10% of the Company’s outstanding voting stock expire five years from the grant date. The vesting period for employees is generally over three years. The vesting Period for non-employees is determined based on the services being provided. The maximum number of shares of stock which may be delivered under the plan shall automatically increase by a number sufficient to cause the number of shares covered by the plan to equal 10% of the total number of shares of stock then outstanding on a fully diluted basis.

Under ASC Topic 718, the Company estimates the fair value of option awards on the date of grant using an option pricing model. The grant date fair value is recognized over the option vesting period, the period during which an employee is required to provide service in exchange for the award. No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Under these standards, compensation cost for employee cost for employee stock-based awards is based on the estimated grant- date fair value and recognized over the vesting period of the applicable award on a straight-line basis. For the years ended December 31, 2014 and 2013, 20,000 and 0 employee stock options were granted.

For the years ended December 31, 2014 and 2013, the Company recognized share-based compensation of $0 and $0, respectively.

Stock appreciation rights may be granted either on a stand alone basis or in conjunction with all or part of any other stock options granted under the plan. As of December 31, 2014 there were no awards of any stock appreciation rights.

The Company from time to time issues common stock, stock options or common stock warrants to acquire services or goods from non-employees. Common stock, stock options and common stock warrants issued to other than employees or directors are recorded on the basis of their fair value, which is measured as of the “measurement date” using an option pricing model. The “measurement date” for options and warrants related to contracts that have substantial disincentives to non-performance is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant.

The details of the outstanding rights, options and warrants and value of such rights, options and warrants are as follows:

		Weighted average
		exercise price
STOCK WARRANTS:	Number of shares	per share
Outstanding at December 31, 2012	1,749,874	$3.03

Granted	-	-
Exercised	(341,941)	1.49
Cancelled or expired	(3,334)	10.50
Outstanding at December 31, 2013	1,404,599	$3.39

Granted	5,226,120	$2.61
Exercised	-	-
Cancelled or expired	(719,004)	$4.46
Outstanding at December 31, 2014	5,911,715	$2.57

		Weighted average
		exercise price
STOCK OPTIONS:	Number of shares	per share
Outstanding at December 31, 2012	5,557	$20.25

Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at December 31, 2013	5,557	$20.25

Granted	20,000	$2.00
Exercised	-	-
Cancelled or expired	-	-
Outstanding at December 31, 2014	25,557	$5.97

As of December 31, 2014, the weighted-average remaining contractual life of outstanding warrants and options is 2.24 and 3.20 years, respectively.

Non-Employee Stock Compensation

During the year ended December 31, 2014, the Company issued an aggregate of 8,516, 8,939 and 8,435 shares of common stock, respectively, valued at $20,000, $20,000 and $18,750 to each of Steven Girgenti, Oscar Bronsther and Lowell Rush for services rendered to the board of directors. For the year ended December 31, 2014, a total of $58,750 was recognized as share-based compensation for the issuance of these shares.

During the year ended December 31, 2014 the Company issued an aggregate of 2,720, 2,793 and 2,793 shares of common stock, respectively, valued at $6,250, to each of Alvaro Pascual-Leone, Jason Barton and Jose Romano and 5,441 shares of common stock valued at $12,500 to Josef Zihl for services rendered to the Scientific Advisory Board of NovaVision. For the year ended December 31, 2014 an aggregate of $31,250 was recognized as share-based compensation for the issuance of these shares.

During January to December 2014, in accordance with the terms the Consulting Agreement, the Company issued 27,368 shares of Common Stock valued at $60,000 to Fountainhead.

On January 2, 2014 the Company issued warrants to Dr. Donald O’Rourke to purchase 7,000 shares of Vycor Common Stock at an exercise price of $3.08 per share, exercisable for a period of three years. The fair value of these warrants was estimated at $5,522 using Black-Scholes and the full value was recognized immediately.

In November 2013, the Company entered into three-month extension amendments to the existing agreements with Del Mar Consulting, Inc. and Alex Partners, LLC under which 33,000 and 27,000 shares of Company Common Stock respectively were issued, valued at $66,000 and $54,000 respectively. The value of these shares was amortized over the period of the agreement, and for the year ended December 31, 2014 aggregate stock compensation of $78,620 was recognized as share-based compensation in connection with these agreements. Under the extension agreement, the Company had the option to pay all or part of the monthly fees in cash and for January 2014 3,000 shares valued at $5,400 were issued to Del Mar and 2,000 shares valued at $3,600 were issued to Alex Partners.

On July 2, 2013, the Company entered into an advisory agreement with a registered broker-dealer to provide certain financial advisory services to the Company. Under the terms of the advisory agreement, the Company issued 27,000 restricted shares of Company Common Stock to the broker-dealer on execution, which was valued on the date of issuance at $66,000, which was recognized as share based compensation through December 31, 2014.

In March 2014, the Company entered into a one-month investor relations advisory agreement with J and M Group, LLC, under which the Company issued 2,500 shares of Common Stock valued at $4,700, which was fully expensed in March 2014.

In March 2014, the Company entered into an investor relations advisory agreement with Hayden IR, LLC, under which the Company issued 18,000 shares of Common Stock valued at $43,020, which is being amortized over the six months from April to September, 2014. In November 2014 the Company issued 9,000 shares of Common Stock valued at $19,800 which was amortized by December 31, 2014. For the year ended December 31, 2014 total stock compensation of $62,820 was recognized as share-based compensation in connection with this agreement.

Aggregate stock-based compensation expense charged to operations for stock and warrants granted to the above non-employees for the year ended December 31, 2014 was $376,662. As of December 31, 2014, there was $0 of total unrecognized compensation costs related to warrant and stock awards and non-vested options.

Stock-based compensation resulting from the issuance of Common Stock is calculated by reference to the valuation of the Stock on the date of issuance, the expense being recognized as the compensation is earned. Stock-based compensation expenses related to employee options and warrants granted to non-employees are recognized as the stock options and warrants are earned. The fair value of the stock options or warrants granted is estimated at the grant date, using the Black-Scholes option pricing model, and the expense is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant. The grant date fair value of employee share options and similar instruments is estimated using the Black-Scholes option pricing model on the basis of the fair value of the underlying common stock on the measurement date, adjusted for the unique characteristics of those equity instruments, using the assumptions noted in the table below. The fair value of the common stock is determined by the then-prevailing private placement purchase price. Expected volatility was based on the historical volatility of a peer group of publicly traded companies. The expected term of options and warrants was based upon the life of the option, and the risk-free rate used was based on the U.S. Treasury Constant Maturity rate.

The stock compensation expensed during the year ended December 31, 2014 resulted only from the issuance of Common Stock valued on the date of issuance. The following assumptions were used in calculations of the Black-Scholes option pricing model for warrant- based stock compensation in year ended December 31, 2014:

	Year ended December 31,
	2014	2013
Risk-free interest rates	0.78%	0.42-1.60%
Expected life	3 years	3 years
Expected dividends	0%	0%
Expected volatility	75%	96-99%
Vycor Common Stock fair value	$2.05	$3.00-$4.50